Business Segment and Significant Customer Information - Summary of Revenue by Country (Parenthetical) (Detail) - Maximum - Other countries	1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Feb. 10, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Entity Wide Revenue Major Customer [Line Items]
Percentage of operating revenues		10.00%		10.00%
Predecessor
Entity Wide Revenue Major Customer [Line Items]
Percentage of operating revenues	10.00%		10.00%		10.00%	10.00%	10.00%	10.00%